CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING REVENUES	$ 3,773	$ 6,074	$ 14,260
OPERATING EXPENSES:
Voyage expenses	(829)	(2,669)	(2,835)
Commissions	(274)	(517)	(874)
Vessel operating expenses	(16,131)	(10,865)	(10,868)
Depreciation expense (Note 5)	(5,320)	(5,728)	(5,729)
Amortization of deferred charges (Note 8)	0	(199)	(988)
Management and other fees to a related party (Note 4)	(1,605)	(1,490)	(2,404)
General and administrative expenses	(4,104)	(3,904)	(4,443)
Provision and write-offs of insurance claims and bad debts	(872)	(1,215)	(1,675)
Loss on sale of vessels (Note 5)	(1,098)	0	0
Vessel impairment charge	0	(27,455)	(12,480)
Loss from operations	(26,460)	(47,968)	(28,036)
OTHER INCOME (EXPENSE):
Interest and finance costs	(2,342)	(2,381)	(2,583)
Loss on derivative instruments (Note 9)	(21)	(40)	(85)
Loss on settlement of liability through stock issuance (Note 16)	0	(3,914)	0
Gain on settlement of payable	0	1,149	0
Other income/ (expense) (Note 16)	78	(5,184)	(50)
Gain on debt extinguishment	16,057	9,633	0
Loss on debt extinguishment	0	0	(134)
Other income (expense)	13,772	(737)	(2,852)
Net loss	$ (12,688)	$ (48,705)	$ (30,888)
Basic loss per share (in dollars per share)	$ (0.25)	$ (7.46)	$ (184.48)
Diluted loss per share (in dollars per share)	$ (0.25)	$ (7.46)	$ (184.48)
Basic weighted average number of shares (in shares)	49,988,956	6,527,240	167,435
Diluted weighted average number of shares (in shares)	49,988,956	6,527,240	167,435